Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Tax Provision
The income tax provision consists of the following:

	Year ended December 31, 2019	Period from June 18, 2018 (inception) through December 31, 2018
Federal
Current	$853,534	$113,000
Deferred	-	-

State
Current	215,381	-
Deferred	-	-
Income tax provision	$1,068,915	$113,000

Deferred Tax Assets
As of December 31, 2019 and 2018, the Company did not have any U.S. federal and state net operating loss carryovers (“NOLs”).

	December 31, 2019	December 31, 2018
Deferred tax assets:
Startup Costs	$131,532	$-
Total deferred income tax assets	$131,532	$-

Net deferred income tax assets	$131,532	$-
Valuation allowance	(131,532)	-
Deferred tax asset, net of allowance	$-	$-

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 and December 31, 2018 is as follows:

	December 31, 2019	December 31, 2018
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	3.10%	-%
Return to provision	(0.30)%	-%
Other	-%	3.00%
Change in valuation allowance	3.30%	-%
Income tax provision	27.10%	24.00%